UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Gain on loans, net	$ 21,503	$ 11,553	$ 61,384	$ 50,739
Other revenue	3,070	4,009	8,768	13,664
Net interest income
Interest income	9,867	4,043	27,900	18,006
Interest expense	(5,446)	(14,698)	(14,545)	(27,781)
Net interest income/(loss)	4,421	(10,655)	13,355	(9,775)
Total net revenues	28,994	4,907	83,507	54,628
Expenses:
Compensation and benefits	37,752	84,329	111,079	156,437
General and administrative	12,611	14,234	41,813	43,700
Technology	7,249	6,349	19,289	31,959
Marketing and advertising	12,101	5,064	25,186	15,925
Loan origination expense	3,774	627	7,142	9,226
Depreciation and amortization	8,259	10,491	25,323	32,791
Other expenses/(Income)	1,332	237,043	270	247,572
Total expenses	83,078	358,137	230,102	537,610
Loss before income tax (benefit)/expense	(54,084)	(353,230)	(146,595)	(482,982)
Income tax (benefit)/expense	126	659	472	2,539
Net loss	(54,210)	(353,889)	(147,067)	(485,521)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	4,056	(759)	4,322	(987)
Comprehensive loss	$ (50,154)	$ (354,648)	$ (142,745)	$ (486,508)
Per share data:
Basic (in dollars per share)	$ (3.58)	$ (35.63)	$ (9.74)	$ (66.54)
Diluted (in dollars per share)	$ (3.58)	$ (35.63)	$ (9.74)	$ (66.54)
Weighted average common shares outstanding - basic (in shares)	15,121,994	9,931,555	15,102,741	7,296,349
Weighted average common shares outstanding - diluted (in shares)	15,121,994	9,931,555	15,102,741	7,296,349